6. Stockholders' Equity (Details Narrative) - shares	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2018
OXYS Shareholders [Member]
Shares issued pro rata to OXYS shareholders	34,687,244
Principal Shareholders [Member]
Shares issued pro rata to OXYS shareholders	1,500,000
HereLab [Member]
Stock to be issued for acquisition, shares	1,650,000
2017 Stock Incentive Plan [Member]
Shares authorized under the plan	4,500,000	4,500,000